Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Consolidated net income	¥ 230,840	¥ 95,943	¥ 139,347
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	221,246	227,825	237,327
Loss on disposal of fixed assets	7,745	4,326	5,991
Deferred income taxes	(9,826)	(15,542)	(6,523)
Decrease in trade receivables	44,678	15,120	43,504
(Increase) decrease in inventories	(61,017)	16,075	19,895
Increase (decrease) in trade payables	52,138	(4,636)	(35,509)
Increase (decrease) in accrued income taxes	24,017	43	(22,279)
(Decrease) increase in accrued expenses	(8,673)	(16,413)	9,738
Decrease in accrued pension and severance cost	(41,477)	(16,601)	(13,722)
Other, net (Note 6)	(8,643)	27,665	(19,308)
Net cash provided by operating activities	451,028	333,805	358,461
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(177,350)	(164,719)	(215,671)
Proceeds from sale of fixed assets (Note 5)	3,796	7,815	885
Purchases of held to maturity securities	(2,216)
Purchases of securities	(2,162)	(592)	(4,907)
Proceeds from sale and maturity of securities	1,714	558	828
Acquisitions of businesses, net of cash acquired (Note 7)	(31,751)	(127)	(8,880)
Other, net	713	1,626	(823)
Net cash used in investing activities	(207,256)	(155,439)	(228,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	175,100	2,100
Repayments of long-term debt (Note 9)	(347,029)	(11,095)	(8,678)
(Decrease) increase in short-term loans related to financial services, net (Note 9)	(2,700)	5,100	5,200
Dividends paid	(88,891)	(126,938)	(171,487)
Repurchases and reissuance of treasury stock	(17)	(50,008)	(50,012)
Other, net	(3,829)	(2,608)	(7,613)
Net cash used in financing activities	(267,366)	(183,449)	(232,590)
Effect of exchange rate changes on cash and cash equivalents	17,305	(47)	(5,134)
Net change in cash and cash equivalents	(6,289)	(5,130)	(107,831)
Cash and cash equivalents at beginning of year	407,684	412,814	520,645
Cash and cash equivalents at end of year	401,395	407,684	412,814
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest	599	1,028	888
Income taxes	¥ 71,573	¥ 45,471	¥ 77,654